Critical Accounting Estimates and Judgments - Summary of Sensitivity Analysis Performed Considering a 10% Increase/Decrease in Group's Gross Margins (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Sensitivity Analysis [line items]
Sales	S/ 2,411,880	S/ 1,961,100	S/ 2,214,108
Gross profit	441,763	674,489	502,452
Profit loss before tax	(474,726)	133,948	45,112
Sensitivity analysis [member]
Disclosure Of Sensitivity Analysis [line items]
Sales	2,411,880	1,961,100	2,214,108
Gross profit	S/ 60,317	S/ 32,685	S/ 106,902
Percentage of gross profit	2.50%	1.67%	4.83%
Percentage of gross profit, Plus 10%	2.75%	1.84%	5.31%
Increase in profit before income tax	S/ 6,010	S/ 3,399	S/ 10,667
Profit loss before tax	S/ 66,327	S/ 36,084	S/ 117,569
Profit loss before tax, Less 10%	2.25%	1.50%	4.35%
Decrease in profit before income tax	S/ (6,010)	S/ (3,399)	S/ (10,667)
Profit loss before tax on ten percentage decrease in gross margin	S/ 54,307	S/ 29,286	S/ 96,235